Finance Costs	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Finance Costs
FINANCE COSTS:
Finance costs consist of interest expense and fees related to our Credit Facility (including debt issuance and related amortization costs), our interest rate swap agreements, our A/R sales program and SFPs, and, commencing in Q1 2019, interest expense on our lease obligations under IFRS 16, net of interest income earned. We paid finance costs of $44.5 in 2019 (2018 — $36.0; 2017 — $10.2). See notes 4 and 12. We paid $2.0 in Waiver Fees in 2019, which we recorded in Other Charges (see note 16(d)).